Organization and Business (Details)	1 Months Ended	9 Months Ended
	Sep. 29, 2018	Sep. 30, 2021
Accounting Policies [Abstract]
Percentage of acquisition	100.00%
Asset purchase agreement, description		the Company entered into and closed on an Asset Purchase Agreement (the “Asset Purchase Agreement) with NFID, LLC, a Florida limited liability company (the “Buyer”), whereby the Buyer purchased from the Company certain assets, properties, and rights in connection with the Company’s NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note amounting to $60,000. The promissory note bears 8% interest per annum and matures on October 1, 2023. Accordingly, the results of operations of this component, for all periods presented, are separately reported as “discontinued operations” on the condensed consolidated statements of operations (see Note 4).